Premises and Equipment - Premises and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 8,656	$ 7,247
Less accumulated depreciation and amortization	(4,954)	(4,790)
Total Premises and Equipment	3,702	2,457
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	504	515
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,513	3,481
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,366	3,110
Right of Use Assets on Operating Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	1,141
Right of Use Assets on Finance Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	111	121
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 21	$ 20